COMMITMENTS, CONTINGENCIES AND GUARANTEES - Guarantees (Details) - Contingent financial obligation - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Guarantees
Potential Exposure	$ 265	$ 269
Carrying Value	3	3
Sur de Texas
Guarantees
Potential Exposure	97	100
Carrying Value	0	0
Bruce Power
Guarantees
Potential Exposure	88	88
Carrying Value	0	0
Other jointly-owned entities
Guarantees
Potential Exposure	80	81
Carrying Value	$ 3	$ 3